Certain risks and concentration - Financial Data for VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certain risks and concentration
Revenues recognized by VIE and VIE's subsidiaries	$ 32,806	$ 36,051	$ 46,571
Cost of revenues to WFOE	16,059	16,970	22,605
VIE
Certain risks and concentration
Revenues recognized by VIE and VIE's subsidiaries	12,071	12,983	22,063
Balance for management fee charged to VIEs	0	0
VIE | Online advertising services
Certain risks and concentration
Revenues recognized by VIE and VIE's subsidiaries	0	2	291
VIE | Other marketing services
Certain risks and concentration
Revenues recognized by VIE and VIE's subsidiaries	0	0	310
VIE | Online advertising services and SaaS services
Certain risks and concentration
Cost of revenues to WFOE	$ 0	$ 5	$ 285